Investments in associates	12 Months Ended
Dec. 31, 2021
Interest In Other Entities [Abstract]
Investments in associates	Investments in associates
The following table provides aggregated summarized financial information for the group’s associates as it relates to the amounts recognized in the group income statement and on the group balance sheet.

					$ million
		Income statement			Balance sheet
		Earnings from associates - after interest and tax			Investments in associates
	2021	2020	2019	2021	2020
Rosneft	2,694	(229)	2,295	14,354	11,808
Other associates	762	128	386	6,647	7,167
	3,456	(101)	2,681	21,001	18,975
The associate that is material to the group at both 31 December 2021 and 2020 is Rosneft.
bp owns 19.75% of the voting shares of Rosneft which are listed on the MICEX stock exchange in Moscow and its global depository receipts are listed on the London Stock Exchange. Rosneft’s largest shareholder is Rosneftegaz JSC (Rosneftegaz), which is wholly owned by the Russian government. At 31 December 2021, Rosneftegaz held 40.4% (2020 40.4%) of the voting shares of Rosneft.
At 31 December 2021 and 2020 bp classified its investment in Rosneft as an associate because, in management’s judgement, bp had significant influence over Rosneft; see Interests in other entities within Note 1 for further information. The group’s investment in Rosneft is a foreign operation whose functional currency is the Russian rouble. The increase in the group's equity-accounted investment balance for Rosneft at 31 December 2021 compared with 31 December 2020 principally relates to earnings from Rosneft and bp's share of Rosneft’s changes in equity offset by dividends.
bp retains 19.75% of the voting rights at meetings of Rosneft shareholders and will continue to be entitled to dividends based on its current shareholding. bp’s share of profit or loss of Rosneft reflects its economic interest. At 31 December 2021, bp's economic interest was 22.03%.
The value of bp’s 19.75% shareholding in Rosneft based on the quoted market share price of $8.04 per share (2020 $5.64 per share) was $16,827 million at 31 December 2021 (2020 $11,804 million). The value of bp's 22.03% (2020 22.03%) economic interest based on the quoted market share price was $18,773 million at 31 December 2021 (2020 $13,167 million).
See also Note 37 Events after the reporting period.
16. Investments in associates – continued
The following table provides summarized financial information relating to Rosneft. This information is presented on a 100% basis and reflects adjustments made by bp to Rosneft’s own results in applying the equity method of accounting. bp adjusts Rosneft’s results for the accounting required under IFRS relating to bp’s purchase of its interest in Rosneft and the amortization of the deferred gain relating to the disposal of bp’s interest in TNK-BP.

			$ million
			Gross amount
	2021	2020	2019
Sales and other operating revenues	118,755	82,786	134,046
Profit before interest and taxation	18,537	1,270	17,473
Finance costs	1,357	1,742	1,281
Profit (loss) before taxation	17,180	(472)	16,192
Taxation	3,209	208	3,058
Non-controlling interests	1,743	482	1,514
Profit (loss) for the year	12,228	(1,162)	11,620
Other comprehensive income	54	1,653	572
Total comprehensive income	12,282	491	12,192
Non-current assets	155,898	175,978
Current assets	45,790	42,459
Total assets	201,688	218,437
Current liabilities	47,061	49,781
Non-current liabilities	78,117	96,727
Total liabilities	125,178	146,508
Net assets	76,510	71,929
Less: non-controlling interests	11,357	10,897
	65,153	61,032
The group received dividends, net of withholding tax, of $640 million from Rosneft in 2021 (2020 $480 million and 2019 $785 million).
Summarized financial information for the group’s share of associates is shown below.

									$ million
									bp share
			2021			2020			2019
	Rosneft	Other	Total	Rosneft	Other	Total	Rosneft[a]	Other	Total
Sales and other operating revenues	26,163	10,005	36,168	17,535	5,946	23,481	26,474	7,934	34,408
Profit before interest and taxation	4,084	1,602	5,686	295	276	571	3,451	788	4,239
Finance costs	299	73	372	372	80	452	253	87	340
Profit (loss) before taxation	3,785	1,529	5,314	(77)	196	119	3,198	701	3,899
Taxation	707	767	1,474	51	67	118	604	315	919
Non-controlling interests	384	—	384	101	1	102	299	—	299
Profit (loss) for the year	2,694	762	3,456	(229)	128	(101)	2,295	386	2,681
Other comprehensive income	12	27	39	336	(19)	317	113	(25)	88
Total comprehensive income	2,706	789	3,495	107	109	216	2,408	361	2,769
Non-current assets	34,346	9,259	43,605	33,754	11,449	45,203
Current assets	10,088	2,418	12,506	8,238	1,749	9,987
Total assets	44,434	11,677	56,111	41,992	13,198	55,190
Current liabilities	10,368	1,876	12,244	9,535	1,346	10,881
Non-current liabilities	17,210	3,298	20,508	18,558	4,709	23,267
Total liabilities	27,578	5,174	32,752	28,093	6,055	34,148
Net assets	16,856	6,503	23,359	13,899	7,143	21,042
Less: non-controlling interests	2,502	—	2,502	2,091	—	2,091
	14,354	6,503	20,857	11,808	7,143	18,951
Group investment in associates
Group share of net assets (as above)	14,354	6,503	20,857	11,808	7,143	18,951
Loans made by group companies to associates	—	144	144	—	24	24
	14,354	6,647	21,001	11,808	7,167	18,975
[a] In 2014-2019, Rosneft adopted hedge accounting in relation to a portion of highly probable future export revenue denominated in US dollars. Foreign exchange gains and losses arising on the retranslation of borrowings denominated in currencies other than the Russian rouble and designated as hedging instruments were recognized initially in other comprehensive income, and were reclassified to the income statement as the hedged revenue was recognized.
16. Investments in associates – continued
Transactions between the group and its associates are summarized below.

						$ million
Sales to associates		2021		2020		2019
Product	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December	Sales	Amount receivable at 31 December
LNG, crude oil and oil products, natural gas	852	201	855	169	1,544	243

						$ million
Purchases from associates		2021		2020		2019
Product	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December	Purchases	Amount payable at 31 December
Crude oil and oil products, natural gas, transportation tariff	7,683	2,072	4,926	1,280	9,503	1,641
In the normal course of business, bp enters into various arm’s length transactions with associates including fixed price commitments to sell and to purchase commodities, forward sale and purchase contracts and agency agreements.
The terms of the outstanding balances receivable from associates are typically 30 to 45 days. The balances are unsecured and will be settled in cash. There are no significant provisions for doubtful debts relating to these balances and no significant expense recognized in the income statement in respect of bad or doubtful debts. Dividends receivable are not included in the table above.
The majority of purchases from associates relate to crude oil and oil products transactions with Rosneft. Sales to associates are related to various entities.
bp has commitments amounting to $9,930 million (2020 $10,777 million), primarily in relation to contracts with its associates for the purchase of transportation capacity. For information on capital commitments in relation to associates see Note 12.
bp's share of impairment charges taken by associates in 2021 was $291 million (2020 $414 million).